Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 14,289	$ 81,600
Collectively Evaluated For Impairment	8,341,942	8,193,533
Total	8,356,231	8,275,133
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	1,360,346	1,323,183
Total	1,360,346	1,323,183
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	1,699	32,300
Collectively Evaluated For Impairment	994,921	1,030,853
Total	996,620	1,063,153
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	882,999	773,948
Total	882,999	773,948
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	12,590	49,300
Collectively Evaluated For Impairment	5,103,676	5,065,549
Total	$ 5,116,266	$ 5,114,849